UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V

BlackRock Floating Rate Income Portfolio
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2023

Date of reporting period: 02/28/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

FEBRUARY 28, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-
linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of February 28, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
1.26% (7.69)%
U.S. small cap equities
(Russell 2000
®
Index)
3.63 (6.02)
International equities (MSCI
Europe, Australasia, Far
East Index)
12.58 (3.14)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.29) (15.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.74 2.11
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.81) (14.06)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.13) (9.72)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.66 (5.10)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.52 ) (5.45)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of February 28, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Investment Objective
BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ending February 28, 2023, the Fund outperformed its benchmark, the Morningstar LSTA Leveraged Loan Index.
What factors influenced performance?
Contributions to the Fund’s relative performance were led by security selection within single-Bs. Security selection within CCCs was also accretive to performance over the period. By sector, our security selection in Healthcare and Leisure were the largest drivers of relative performance, followed by selection in wirelines and consumer products.
Finally, out-of-benchmark exposure to high yield corporate bonds contributed positively throughout the 6-month period.
Security selection within both the retail and packaging sectors detracted, along with an underweight in midstream energy. The Fund’s cash position acted as a modest drag on return over the period.
Describe recent portfolio activity.
Throughout the period the Fund continued to trim exposure to technology, although the sector remains a meaningful component of the portfolio given its representation within the benchmark index. The Fund also modestly decreased exposure to healthcare, though it’s important to note that sector positioning is largely informed by single name credit conviction. From a credit quality perspective, the Fund rotated some exposure out of richly traded BBs and into CCC and B3 ratings categories on the basis of relative value, while increasing its cash position.
The Fund’s cash position at period end was approximately 5.3%. Given the relative richness of higher credit quality BB-rated loans and idiosyncratic opportunities in the lower credit quality portion of the market, the Fund held a barbelled stance with an elevated cash position balanced by lower quality loans as a more efficient allocation of its risk budget. While the cash position was a modest drag on performance in a period of positive performance for loans, selection within lower-rated loans contributed strongly.
Describe portfolio positioning at period end.
The Fund’s overall positioning was relatively unchanged with an underweight to technology and a barbelled stance comprised of an elevated cash position paired with lower quality loans. The Fund continues to be underweight BBs (21.9% vs 23.1%) and Bs (58.8% vs 64.2%), while slightly overweight CCCs (7.8% vs 6.2%).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 8.01% 8.00% 3.81% 2.81% N/A 3.26% N/A 3.54% N/A
Investor A ............... 7.59 7.57 3.80 2.56 0.00% 2.99 2.47% 3.26 3.00%
Investor C ............... 6.99 6.98 3.29 1.78 0.81 2.21 2.21 2.65 2.65
Class K ................ 8.10 8.08 3.96 2.90 N/A 3.33 N/A 3.49 N/A
Morningstar LSTA Leveraged
Loan Index
(c)
............ — — 3.56 2.62 N/A 3.70 N/A 3.85 N/A
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the
Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor
Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Fund Summary
as of February 28, 2023 (continued)

Fund Summary
BlackRock Floating Rate Income Portfolio
Expense Example
E
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,038.10 $ 3.39 $ 1,000.00 $ 1,021.47 $ 3.36 0.67%
Investor A ................................ 1,000.00 1,038.00 4.55 1,000.00 1,020.33 4.51 0.90
Investor C ................................ 1,000.00 1,032.90 8.47 1,000.00 1,016.46 8.40 1.68
Class K .................................. 1,000.00 1,039.60 2.98 1,000.00 1,021.87 2.96 0.59
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Floating Rate Loan Interests ........................... 95.0%
Investment Companies ............................... 3.6
Corporate Bonds ................................... 1.3
Common Stocks ................................... 0.1
Preferred Stocks ................................... 0.0
(b)
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
A ............................................ 0.1%
BBB/Baa ....................................... 4.2
BB/Ba ......................................... 30.7
B ............................................ 55.1
CCC/ Caa ....................................... 5.5
NR ........................................... 4.4
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance results shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares have different expenses than Investor A Shares. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  2.50 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
February 28, 2023
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
.......... 541,445 $ 221,993
Energy Equipment & Services — 0.0%
(a)(b)
Project Investor Holdings LLC (Acquired
02/12/19, cost $0)
(c)
............... 42,521 —
Proppants Holdings LLC .............. 42,521 8,929
8,929
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.
(a)
.............. 5,385 2,693
Professional Services — 0.1%
NMG, Inc.
(a)
....................... 16,173 2,345,085
Software — 0.0%
Avaya Holdings Corp.
(a)
............... 277 3
Total Common Stocks — 0.1%
(Cost: $5,523,767) .............................. 2,578,703
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d)
.................... USD 2,628 1,771,850
Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(d)
.................... 1,402 1,419,268
Chemicals — 0.1%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 .... 168 150,360
WR Grace Holdings LLC, 5.63%, 08/15/29 . 3,708 2,973,085
3,123,445
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 5.88%, 06/30/29
(d)
..... 8,438 6,717,734
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
.......... 5,000 4,716,900
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 10/10/19
(a)(b)(e)(f)
............ 8,430 —
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
.... 9,231 8,019,800
Health Care Equipment & Supplies — 0.1%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 ... 3,578 3,094,970
Medline Borrower LP, 5.25%, 10/01/29 .... 3,673 3,014,376
6,109,346
Hotels, Restaurants & Leisure — 0.2%
(d)
Caesars Entertainment, Inc., 4.63%, 10/15/29 3,730 3,190,269
Fertitta Entertainment LLC, 6.75%, 01/15/30 5,144 4,263,193
7,453,462
Insurance — 0.1%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
.................... 3,416 3,104,392
Real Estate Management & Development — 0.1%
Realogy Group LLC, 5.75%, 01/15/29
(d)
... 4,705 3,378,143
Road & Rail — 0.1%
Uber Technologies, Inc., 4.50%, 08/15/29
(d)
. 3,644 3,221,588
Specialty Retail — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 3,235 2,938,027
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(d)(f)(g)
........ USD 1,267 $ 295,664
Total Corporate Bonds — 1.2%
(Cost: $56,649,713) .............................. 52,269,619
Floating Rate Loan Interests
Aerospace & Defense — 2.3%
(f)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month at 0.75% Floor +
4.25%), 9.40%
,
 05/25/28 ........... 15,525 13,551,320
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (LIBOR USD 3 Month at 0.75% Floor +
4.25%), 9.14%
,
 05/25/28 ........... 3,161 2,759,094
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 8.73%
,
 10/30/26 .... 2,656 2,645,852
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month at 0.50%
Floor + 3.75%), 8.81%
,
 08/03/29 ...... 5,471 5,414,919
Dynasty Acquisition Co., Inc., Term Loan B1,
(1 Month CME Term SOFR + 3.50%),
8.22%
,
 04/06/26 ................. 10,165 9,940,982
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
8.22%
,
 04/06/26 ................. 5,464 5,344,104
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month at 0.75% Floor + 3.75%),
8.38%
,
 02/01/28 ................. 17,164 16,979,349
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 3 Month at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 9,409 9,181,658
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
6.73%
,
 11/05/28 ................. 7,721 7,653,441
TransDigm, Inc., Term Loan H, (3 Month CME
Term SOFR + 3.25%), 7.83%
,
 02/22/27 .. 4,480 4,472,018
TransDigm, Inc., Term Loan I, (1 Month CME
Term SOFR + 3.25%), 7.82%
,
 08/24/28 .. 22,152 22,083,065
100,025,802
Airlines — 2.3%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 18,465 18,897,393
Air Canada, Term Loan, (LIBOR USD 3 Month
at 0.75% Floor + 3.50%), 8.37%
,
 08/11/28 17,763 17,712,716
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
6.38%, 01/29/27 ............... 5,550 5,359,945
(6 Month CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 17,700 17,196,612
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month at 1.00% Floor + 5.25%),
10.00%
,
 06/21/27 ................ 20,535 21,361,203
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month at 0.75% Floor + 3.75%),
8.57%
,
 04/21/28 ................. 19,764 19,702,306
WestJet Airlines Ltd., Term Loan, (LIBOR
USD 1 Month at 1.00% Floor + 3.00%),
7.59%
,
 12/11/26 ................. 2,247 2,133,217
102,363,392

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Auto Components — 0.7%
(f)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 7.88%
,
 04/10/28 ..... USD 7,749 $ 7,739,185
Allison Transmission, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.34%
,
 03/29/26 1,796 1,793,796
Clarios Global LP, 1st Lien Term Loan
(EURIBOR 1 Month + 3.25%),
5.68%, 04/30/26 ............... EUR 1,831 1,879,803
(LIBOR USD 1 Month + 3.25%),
7.88%, 04/30/26 ............... USD 18,223 18,112,273
29,525,057
Automobiles — 0.3%
Dealer Tire Financial LLC, Term Loan B2, (1
Month CME Term SOFR at 0.50% Floor +
4.50%), 9.12%
,
 12/14/27
(f)
........... 12,267 12,208,904
Beverages — 0.9%
(f)
Naked Juice LLC, 1st Lien Term Loan, (3 Month
CME Term SOFR at 0.50% Floor + 3.25%),
7.93%
,
 01/24/29 ................. 30,149 27,334,993
Naked Juice LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR at 0.50% Floor +
6.00%), 10.68%
,
 01/24/30 ........... 16,061 12,206,483
39,541,476
Building Products — 1.0%
(f)
AZZ, Inc., Term Loan, (1 Month CME
Term SOFR at 0.50% Floor + 4.25%),
8.97%
,
 05/13/29 ................. 2,330 2,328,133
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 3.50%),
4.25% - 8.22%
,
 11/23/27 ............ 11,243 10,273,381
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
3.50%), 8.13%
,
 10/02/28 ........... 2,525 2,307,255
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(h)
............. 452 412,742
CPG International LLC, Term Loan, (1 Month
CME Term SOFR at 0.50% Floor + 2.50%),
7.22%
,
 04/28/29 ................. 4,580 4,548,977
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.88%
,
 07/28/28 ..... 6,330 6,091,949
LSF10 XL Bidco SCA, Facility Term Loan
B4, (EURIBOR 3 Month + 3.93%),
6.13%
,
 04/12/28 ................. EUR 1,707 1,542,073
Wilsonart LLC, Term Loan E, (LIBOR
USD 3 Month at 1.00% Floor + 3.25%),
7.98%
,
 12/31/26 ................. USD 18,499 17,963,785
45,468,295
Capital Markets — 1.9%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
9.13%
,
 07/31/26 ................. 9,114 9,096,168
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3 Month CME
Term SOFR at 0.50% Floor + 3.00%),
7.51%
,
 12/20/29 ................. 8,662 8,692,923
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
8.13%, 07/24/26 ............... 14,020 13,103,011
(LIBOR USD 1 Month at 0.75% Floor +
3.75%), 8.38%, 07/24/26 ......... 2,909 2,715,093
Castlelake Aviation One DAC, Term Loan
(LIBOR USD 3 Month at 0.50% Floor +
2.75%), 7.52%, 10/22/26 ......... 9,534 9,435,902
Security
Par (000)
Par (000) Value
Capital Markets (continued)
 10/22/27
(h)
..................... USD 4,845 $ 4,782,403
Focus Financial Partners LLC, Term Loan B4,
(LIBOR USD 1 Month at 0.50% Floor +
2.50%), 7.12%
,
 06/30/28 ........... 7,922 7,844,603
Greenhill & Co., Inc., Term Loan, (LIBOR USD
3 Month + 3.25%), 8.20%
,
 04/12/24 .... 3,162 3,101,062
ION Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.48%
,
 04/01/28 3,377 3,158,521
Mercury Borrower, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
3.50%), 8.25%
,
 08/02/28 ........... 13,126 12,693,528
Mercury Borrower, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
6.50%), 11.31%
,
 08/02/29 ........... 7,991 7,139,036
81,762,250
Chemicals — 3.2%
(f)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(h)
..................... 1,056 992,225
ARC Falcon I, Inc., Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.75%),
8.38%
,
 09/30/28 ................. 7,160 6,728,776
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month at 0.75% Floor
+ 3.75%), 8.38%
,
 11/24/27 .......... 2,574 2,532,481
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
at 0.75% Floor + 4.75%), 8.83%
,
 08/27/26 11,256 11,227,663
CPC Acquisition Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
3.75%), 8.48%
,
 12/29/27 ........... 2,572 2,141,344
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR at 0.50%
Floor + 4.38%), 8.96%
,
 10/04/29 ...... 10,394 9,931,883
Ecovyst Catalyst Technologies LLC, Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
2.50%), 7.33%
,
 06/09/28 ........... 9,802 9,757,987
Element Solutions, Inc., Term Loan B1,
(1 Month CME Term SOFR + 2.00%),
6.62%
,
 01/31/26 ................. 12,658 12,628,490
H.B. Fuller Co., Term Loan B, (1 Month CME
Term SOFR at 0.50% Floor + 2.50%),
7.12%
,
 02/15/30 ................. 2,284 2,296,859
Herens Holdco SARL, Facility Term Loan B,
(LIBOR USD 3 Month at 0.75% Floor +
4.00%), 8.73%
,
 07/03/28 ........... 5,514 5,204,805
Ineos US Finance LLC, Term Loan B,
02/10/30
(h)
..................... 4,531 4,492,758
LSF11 A5 Holdco LLC, Term Loan, (1 Month
CME Term SOFR at 0.50% Floor + 3.50%),
8.23%
,
 10/15/28 ................. 13,576 13,213,928
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
8.13%
,
 06/30/27 ................. 2,832 2,768,011
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/02/26 ................. 11,648 11,602,668
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.89%
,
 05/15/24 ........... 12,363 12,336,020
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 2.75%), 7.53%
,
 10/01/25 .... 809 803,700

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
7.88%
,
 10/14/24 ................. USD 11,445 $ 11,184,213
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month at 0.75% Floor +
4.00%), 8.83%
,
 03/16/27 ........... 6,156 5,988,757
Sparta US HoldCo LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
3.25%), 7.82%
,
 08/02/28 ........... 11,922 11,826,417
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 3.75%),
8.50%
,
 09/22/28 ................. 5,056 5,021,286
142,680,271
Commercial Services & Supplies — 3.2%
(f)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
3.75%), 8.47%
,
 05/12/28 ........... 18,566 17,864,335
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (3 Month CME Term
SOFR at 0.50% Floor + 4.00%), 7.56% -
8.76%
,
 02/15/29 ................. 8,233 8,126,166
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.38%
,
 03/11/25 ................. 16,115 16,064,228
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.38%
,
 09/07/27 7,274 7,248,461
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.63%
,
 10/08/28 ..... 3,166 3,168,717
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 2.50%),
7.12%
,
 11/30/28 ................. 9,781 9,747,717
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month at 0.50% Floor + 2.50%),
7.12%
,
 11/30/28 ................. 738 735,684
EnergySolutions LLC, Term Loan, (LIBOR
USD 3 Month at 1.00% Floor + 3.75%),
8.48%
,
 05/09/25 ................. 2,043 1,964,988
GFL Environmental, Inc., Term Loan, (1 Month
CME Term SOFR at 0.50% Floor + 3.00%),
7.72%
,
 05/31/27 ................. 8,930 8,937,994
LABL, Inc., Term Loan, (LIBOR USD 1 Month at
0.50% Floor + 5.00%), 9.63%
,
 10/29/28 . 5,270 5,134,985
PECF USS Intermediate Holding III Corp., Term
Loan, (LIBOR USD 1 Month at 0.50% Floor
+ 4.25%), 8.88%
,
 12/15/28 .......... 7,961 6,751,202
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month at
0.75% Floor + 2.75%), 7.52%
,
 09/23/26 . 7,206 7,188,158
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 2.75%), 7.38%
,
 05/01/24 404 402,788
Tempo Acquisition LLC, Term Loan B1, (1
Month CME Term SOFR at 0.50% Floor +
3.00%), 7.62%
,
 08/31/28 ........... 27,701 27,649,335
TruGreen Ltd. Partnership, 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
4.00%), 8.63%
,
 11/02/27 ............ 11,943 10,928,147
Viad Corp., Term Loan, (1 Month CME
Term SOFR at 0.50% Floor + 5.00%),
9.73%
,
 07/30/28 ................. 8,995 8,547,981
140,460,886
Security
Par (000)
Par (000) Value
Communications Equipment — 0.3%
(f)
Ciena Corp, Term Loan, (1 Month CME Term
SOFR + 2.50%), 7.06%
,
 01/18/30 ..... USD 1,641 $ 1,636,898
ViaSat, Inc., Term Loan, (1 Month CME
Term SOFR at 0.50% Floor + 4.50%),
9.23%
,
 03/02/29 ................. 11,218 11,061,338
12,698,236
Construction & Engineering — 0.7%
(f)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month at 1.00% Floor +
4.25%), 9.06% - 9.07%
,
 06/21/24 ...... 18,455 17,409,274
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.64%
,
 01/21/28 ........... 7,546 7,498,368
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
3.50%), 8.13%
,
 05/12/28 ........... 7,868 7,619,782
32,527,424
Construction Materials — 0.9%
(f)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.72%
,
 01/15/27 ........... 11,365 11,305,106
New AMI I LLC, 1st Lien Term Loan, (1 Month
CME Term SOFR at 0.50% Floor + 6.00%),
10.62%
,
 03/08/29 ................ 7,778 6,698,965
Oscar AcquisitionCo LLC, Term Loan B, (3
Month CME Term SOFR at 0.50% Floor +
4.50%), 9.18%
,
 04/29/29 ........... 10,078 9,742,859
Standard Building Solutions, Inc., Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
2.25%), 6.43%
,
 09/22/28 ........... 5,453 5,433,965
TAMKO Building Products LLC, Term Loan, (3
Month CME Term SOFR + 3.00%), 7.73% -
7.99%
,
 05/29/26 ................. 4,636 4,560,440
37,741,335
Containers & Packaging — 1.1%
(f)
Charter Next Generation, Inc. , 1st Lien Term
Loan, (LIBOR USD 1 Month at 0.75% Floor
+ 3.75%), 8.48%
,
 12/01/27 .......... 22,946 22,548,100
Mauser Packaging Solutions Holding Co., Term
Loan, 08/14/26
(h)
................. 8,393 8,310,581
Tosca Services LLC, Term Loan, (1 Month
CME Term SOFR at 0.75% Floor + 3.50%),
8.23%
,
 08/18/27 ................. 12,833 10,035,774
Trident TPI Holdings, Inc., Term Loan B3,
(LIBOR USD 3 Month at 0.50% Floor +
4.00%), 8.73%
,
 09/15/28 ........... 8,102 7,956,515
48,850,970
Distributors — 0.2%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month at 0.75% Floor + 3.75%),
8.58%
,
 10/28/27
(f)
................ 8,617 7,941,016
Diversified Consumer Services — 1.9%
(f)
2U, Inc., Term Loan, (3 Month CME
Term SOFR at 0.75% Floor + 6.50%),
11.32%
,
 12/28/26 ................ 1,912 1,830,475
Ascend Learning LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
3.50%), 8.22%
,
 12/11/28 ............ 7,633 7,155,165
Ascend Learning LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
5.75%), 10.38%
,
 12/10/29 ........... 7,144 6,192,991

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month at 0.50%
Floor + 2.25%), 6.98%
,
 11/24/28 ...... USD 8,188 $ 8,162,183
Sotheby's, Term Loan, (LIBOR USD 3 Month at
0.50% Floor + 4.50%), 9.33%
,
 01/15/27 . 12,733 12,676,059
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/30/25 ................. 4,841 4,750,816
Veritas US, Inc., Term Loan B, (LIBOR
USD 3 Month at 1.00% Floor + 5.00%),
9.73%
,
 09/01/25 ................. 23,833 18,589,715
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.63%
,
 02/05/26 ................. 17,263 16,601,195
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month at 1.00% Floor +
4.00%), 8.95%
,
 01/08/27 ........... 8,500 8,099,853
84,058,452
Diversified Financial Services — 2.6%
(f)
Altice France SA, Term Loan B14, (3
Month CME Term SOFR + 5.50%),
10.17%
,
 08/15/28 ................ 12,695 12,282,266
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 7.06%
,
 10/30/26 .... 2,272 2,267,404
Belron Group SA, Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 2.50%),
7.38%
,
 04/13/28 ................. 9,509 9,489,543
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month at 1.00% Floor
+ 3.75%), 8.37%
,
 04/09/27 .......... 27,482 26,322,551
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month at 0.75% Floor
+ 6.75%), 11.38%
,
 04/07/28 ......... 11,870 11,076,253
FinCo I LLC, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 7.13%
,
 06/27/25 .......... 1,649 1,648,832
LBM Acquisition LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
3.75%), 8.38%
,
 12/17/27 ........... 5,636 5,141,510
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.88%
,
 03/24/25 ................. 11,852 11,723,452
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month at 0.50% Floor
+ 2.75%), 7.58%
,
 12/11/26 .......... 11,915 11,420,367
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
9.73%
,
 05/29/26 ................. 9,413 5,267,460
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
7.51%
,
 01/31/29 ................. 8,844 8,708,783
White Cap Supply Holdings LLC, Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
3.75%), 8.37%
,
 10/19/27 ........... 8,443 8,303,777
113,652,198
Diversified Telecommunication Services — 3.2%
(f)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 7.58%
,
 07/15/25 ..... 4,160 4,101,774
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 7.58%
,
 01/31/26
(b)
.... 9,172 8,965,229
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.25%),
7.84%
,
 11/30/27 ................. 1,356 1,344,147
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Connect Finco SARL, Term Loan, (LIBOR
USD 1 Month at 1.00% Floor + 3.50%),
8.14%
,
 12/11/26 ................. USD 29,633 $ 29,084,626
Consolidated Communications, Inc., Term Loan
B1, (LIBOR USD 1 Month at 0.75% Floor +
3.50%), 8.13%
,
 10/02/27
(b)
.......... 3,001 2,693,363
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.25%),
5.61%
,
 05/15/26 ................. EUR 1,222 1,271,737
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month at 0.75%
Floor + 3.75%), 8.50%
,
 05/01/28 ...... USD 8,373 8,170,143
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month at 0.75% Floor + 2.50%),
7.22%
,
 11/04/26 ................. 14,976 14,950,654
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.38%
,
 03/01/27 9,504 8,654,687
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month at 0.75% Floor + 4.25%),
8.88% - 9.20%
,
 09/01/28 ........... 5,796 4,637,101
Radiate Holdco LLC, Term Loan, (LIBOR
USD 1 Month at 0.75% Floor + 3.25%),
7.88%
,
 09/25/26 ................. 19,955 16,518,770
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
7.09%
,
 01/31/28 ................. 5,254 5,146,826
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.84%
,
 01/31/29 ................. 6,333 6,293,419
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.63%
,
 03/09/27 33,718 27,973,998
139,806,474
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.63%
,
 01/15/25
(f)
................ 3,081 3,074,798
Electrical Equipment — 0.3%
(f)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
4.75%), 9.48%
,
 06/23/28 ........... 12,076 11,462,500
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.00%),
7.63%
,
 02/12/25
(b)
................ 1,541 1,502,350
12,964,850
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 2.75%),
7.38%
,
 07/02/29
(f)
................ 10,283 10,218,331
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(f)
(LIBOR USD 1 Month + 3.00%),
7.63%, 06/28/24 ............... 178 104,973
(LIBOR USD 1 Month + 1.00%),
8.63%, 06/30/25 ............... 1,315 843,535
948,508

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Entertainment — 3.4%
(f)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
7.57%
,
 04/22/26 ................. USD 17,224 $ 10,745,009
Aristocrat Technologies, Inc., Term Loan B, (3
Month CME Term SOFR at 0.50% Floor +
2.25%), 6.93%
,
 05/24/29 ........... 908 905,721
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.00%),
7.59%
,
 07/21/28 ................. 12,034 11,372,546
Creative Artists Agency LLC, Term Loan B,
11/27/28
(h)
..................... 10,865 10,831,101
Formula One Management Ltd., Facility
1st Lien Term Loan B, (1 Month CME
Term SOFR at 0.50% Floor + 3.25%),
7.87%
,
 01/15/30 ................. 9,385 9,401,424
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
6.41%
,
 10/19/26 ................. 22,799 22,390,023
NASCAR Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 7.13%
,
 10/19/26 2,212 2,209,050
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 7.38%
,
 03/13/28 12,941 12,793,212
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.88%
,
 05/30/25 ................. 1,922 1,877,869
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.33%
,
 01/23/25 ................. 10,536 10,411,408
UFC Holdings LLC, 1st Lien Term Loan B3,
(LIBOR USD 3 Month at 0.75% Floor +
2.75%), 7.57%
,
 04/29/26 ........... 12,508 12,455,851
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 7.39%
,
 05/18/25 ..... 26,969 26,810,646
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.76%
,
 01/20/28 18,835 18,740,777
150,944,637
Equity Real Estate Investment Trusts (REITs) — 0.3%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.64%
,
 05/11/24
(f)
13,638 13,603,791
Food & Staples Retailing — 0.4%
US Foods, Inc., Term Loan B
(f)
(LIBOR USD 1 Month + 2.00%),
6.63%, 09/13/26 ............... 12,153 12,108,700
(LIBOR USD 1 Month + 2.75%),
7.38%, 11/22/28 ............... 4,540 4,530,053
16,638,753
Food Products — 3.1%
(f)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.38%
,
 10/01/25 ................. 14,290 12,495,268
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 7.13%
,
 10/10/26 .... 1,763 1,683,606
Chobani LLC, Term Loan, (LIBOR USD
1 Month at 1.00% Floor + 3.50%),
8.23%
,
 10/25/27 ................. 25,015 24,812,306
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.88%
,
 01/29/27 ................. 28,551 28,046,521
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 8.32%
,
 05/23/25 .... 3,415 3,043,004
Security
Par (000)
Par (000) Value
Food Products (continued)
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month at 0.75% Floor +
2.25%), 7.08%
,
 08/03/25 ........... USD 9,987 $ 9,961,206
Nomad Foods Ltd., Facility Term Loan B2, (3
Month CME Term SOFR at 0.50% Floor +
3.75%), 8.23%
,
 11/12/29 ............ 6,343 6,347,322
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month at 0.75% Floor
+ 3.50%), 8.33%
,
 06/08/28 .......... 11,819 11,611,964
Triton Water Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
3.50%), 8.23%
,
 03/31/28 ........... 19,888 18,473,998
Utz Quality Foods LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.73%
,
 01/20/28 ................. 17,995 17,961,336
134,436,531
Health Care Equipment & Supplies — 1.4%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.25%),
7.88%
,
 11/03/28 ................. 17,663 16,995,271
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 9.23%
,
 03/05/26 6,709 6,029,596
Insulet Corp., Term Loan B, (1 Month CME
Term SOFR at 0.50% Floor + 3.25%),
7.98%
,
 05/04/28 ................. 4,837 4,824,771
Medline Borrower LP, Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.25%),
7.88%
,
 10/23/28 ................. 35,024 33,739,218
61,588,856
Health Care Providers & Services — 2.3%
(f)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month at 0.50% Floor
+ 3.25%), 7.88%
,
 09/29/28 .......... 11,402 11,325,820
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
3.50%), 8.13%
,
 11/08/27 ............ 10,534 10,333,946
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
3.00%), 7.63%
,
 11/01/28 ............ 15,262 15,106,856
Envision Healthcare Corp., Term Loan
(3 Month CME Term SOFR at 1.00% Floor +
4.25%), 8.83%, 03/31/27 ......... 12,801 4,952,295
(3 Month CME Term SOFR at 1.00% Floor +
7.88%), 12.61%, 03/31/27 ......... 2,039 1,796,198
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 02/18/27 ................. 8,579 7,139,134
EyeCare Partners LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
6.75%), 11.48%
,
 11/15/29 ........... 2,582 2,082,629
HomeVi, Facility Term Loan B1, (EURIBOR 3
Month + 3.25%), 5.74%
,
 10/31/26 ..... EUR 2,000 1,847,612
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 8.88%
,
 08/31/26 USD 11,891 10,558,475
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month at 0.50% Floor
+ 3.25%), 8.24%
,
 11/01/28 .......... 10,653 10,343,690
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month at 0.50% Floor
+ 7.00%), 11.57%
,
 11/01/29 .......... 3,446 3,133,723

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
2.75%), 7.38%
,
 10/27/28 ........... USD 12,269 $ 12,256,209
PetVet Care Centers LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
3.50%), 8.13%
,
 02/14/25 ........... 3,128 2,978,954
Surgery Center Holdings, Inc., Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
3.75%), 8.36%
,
 08/31/26 ........... 4,331 4,296,010
Vizient, Inc., Term Loan B7, (1 Month CME
Term SOFR at 0.50% Floor + 2.25%),
6.91%
,
 05/16/29 ................. 2,687 2,681,234
100,832,785
Health Care Technology — 1.4%
(f)
athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(h)
................. 2,672 2,465,031
athenahealth Group, Inc., Term Loan, (1 Month
CME Term SOFR at 0.50% Floor + 3.50%),
8.06%
,
 02/15/29 ................. 21,806 20,116,263
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
4.00%), 8.73%
,
 06/02/28 ........... 25,231 23,303,522
Verscend Holding Corp., 2nd Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
7.00%), 11.63%
,
 04/02/29
(b)
.......... 2,893 2,893,000
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.63%
,
 08/27/25 15,040 15,005,508
63,783,324
Hotels, Restaurants & Leisure — 5.5%
(f)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.38%
,
 11/19/26 ................. 15,986 15,828,593
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.38%
,
 02/02/26 ................. 6,651 6,295,325
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 3.25%),
7.85%
,
 10/02/28 ................. 5,940 5,653,434
Caesars Entertainment, Inc., Term Loan B, (1
Month CME Term SOFR at 0.50% Floor +
3.25%), 7.97%
,
 02/06/30 ........... 8,654 8,633,576
Carnival Corp., Term Loan, (LIBOR USD
1 Month at 0.75% Floor + 3.00%),
7.63%
,
 06/30/25 ................. 16,343 16,052,996
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
6.64%
,
 12/27/24 ................. 1,438 1,434,609
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.64%
,
 03/17/28 9,599 9,514,591
Fertitta Entertainment LLC, Term Loan B, (1
Month CME Term SOFR at 0.50% Floor +
4.00%), 8.62%
,
 01/27/29 ........... 33,832 32,880,927
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.98%
,
 07/21/26 10,528 10,509,795
Flutter Entertainment plc, Term Loan B, (3
Month CME Term SOFR at 0.50% Floor +
3.25%), 8.09%
,
 07/22/28 ........... 8,231 8,228,324
Four Seasons Holdings, Inc., Term Loan, (1
Month CME Term SOFR at 0.50% Floor +
3.25%), 7.97%
,
 11/30/29 ............ 19,430 19,494,641
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
6.45%
,
 06/22/26 ................. USD 15,913 $ 15,882,101
IRB Holding Corp., Term Loan B, 12/15/27
(h)
. 18,138 17,888,897
Light & Wonder International, Inc., Term Loan
B, (1 Month CME Term SOFR at 0.50%
Floor + 3.00%), 7.66%
,
 04/14/29 ...... 7,093 7,057,888
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month at 0.75% Floor + 3.25%),
7.85%
,
 03/09/28 ................. 7,802 7,129,460
Penn National Gaming, Inc., Facility Term Loan
B, (1 Month CME Term SOFR at 0.50%
Floor + 2.75%), 7.47%
,
 05/03/29 ...... 13,520 13,463,987
Playa Resorts Holding BV,  Term Loan, (1
Month CME Term SOFR at 0.50% Floor +
4.25%), 8.81%
,
 01/05/29 ........... 3,470 3,458,445
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month at 0.50% Floor
+ 3.00%), 7.69%
,
 08/25/28 .......... 6,262 6,236,323
Silk Bidco AS, Facility Term Loan B, (EURIBOR
6 Month + 4.00%), 7.20%
,
 02/24/25 .... EUR 2,000 1,908,154
Station Casinos LLC, Facility Term Loan B1,
(LIBOR USD 1 Month at 0.25% Floor +
2.25%), 6.89%
,
 02/08/27 ........... USD 11,100 11,027,291
Whatabrands LLC, Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 3.25%),
7.88%
,
 08/03/28 ................. 18,632 18,323,880
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
6.38%
,
 05/30/25 ................. 5,668 5,655,708
242,558,945
Household Durables — 1.4%
(f)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 4.25%),
8.98%
,
 05/17/28 ................. 12,426 10,428,617
Hunter Douglas Holding BV, Term Loan B1, (3
Month CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29 ........... 20,926 19,154,681
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 3 Month at 1.00% Floor +
7.50%), 12.27%, 08/10/23 ......... 4,436 3,148,080
Snap One Holdings Corp., Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 4.50%),
9.13%
,
 12/08/28
(b)
................ 1,896 1,796,083
SWF Holdings I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
4.00%), 8.75%
,
 10/06/28 ........... 10,091 8,636,071
Weber-Stephen Products LLC, Term Loan B,
(LIBOR USD 1 Month at 0.75% Floor +
3.25%), 7.88%
,
 10/30/27 ........... 20,598 17,920,412
61,083,944
Household Products — 0.4%
(f)
Diamond (BC) BV, Term Loan, (LIBOR USD
3 Month at 0.50% Floor + 2.75%), 7.38% -
7.58%
,
 09/29/28 ................. 11,476 11,269,974
Energizer Holdings, Inc., Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 2.25%),
6.93%
,
 12/22/27 ................. 2,210 2,200,368
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 2.00%),
6.64% - 6.96%
,
 03/03/28 ........... 5,525 5,479,303
18,949,645

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.3%
(f)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.64%
,
 04/05/26 ..... USD 4,623 $ 4,607,418
Constellation Renewables LLC, Term Loan,
(LIBOR USD 3 Month at 1.00% Floor +
2.50%), 7.46%
,
 12/15/27 ........... 9,492 9,459,786
14,067,204
Industrial Conglomerates — 0.1%
SVP-Singer Holdings, Inc., Term Loan, (LIBOR
USD 3 Month at 0.75% Floor + 6.75%),
11.48%
,
 07/28/28
(f)
................ 3,461 2,710,110
Insurance — 3.8%
(f)
Alliant Holdings Intermediate LLC, Term Loan
B4, (LIBOR USD 1 Month at 0.50% Floor +
3.50%), 8.09%
,
 11/05/27 ............ 16,725 16,509,766
Alliant Holdings Intermediate LLC, Term Loan
B5, 11/05/27
(h)
................... 24,068 23,737,516
AmWINS Group, Inc., Term Loan
(LIBOR USD 1 Month at 0.75% Floor +
2.25%), 6.88%, 02/19/28 ......... 17,027 16,735,910
(1 Month CME Term SOFR at 0.75% Floor +
2.75%), 7.41%, 02/19/28 ......... 3,413 3,395,935
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month at 0.50% Floor +
3.50%), 8.13%, 02/12/27 ......... 21,579 21,097,400
Hub International Ltd., Term Loan
(LIBOR USD 3 Month + 3.00%), 7.68% -
7.82%, 04/25/25 ............... 18,063 18,003,395
(3 Month CME Term SOFR at 0.75% Floor +
4.00%), 8.73%, 11/10/29 .......... 5,662 5,653,507
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month at 0.75% Floor + 3.25%),
7.95% - 8.06%
,
 04/25/25 ........... 14,904 14,872,475
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 7.88%
,
 02/15/27 ........... 1,569 1,525,692
Ryan Specialty Group LLC, Term Loan, (1
Month CME Term SOFR at 0.75% Floor +
3.00%), 7.72%
,
 09/01/27 ........... 12,676 12,636,097
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.25%),
7.98%, 12/02/26 ............... 3,031 3,023,920
(3 Month CME Term SOFR at 0.50% Floor +
3.75%), 8.33%, 11/22/29 .......... 31,563 31,470,838
168,662,451
Interactive Media & Services — 1.2%
(f)
Acuris Finance US, Inc., Term Loan, (3 Month
CME Term SOFR at 0.50% Floor + 4.00%),
8.73%
,
 02/16/28 ................. 2,747 2,659,585
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month at 0.75% Floor + 2.75%),
7.48%
,
 06/26/28 ................. 9,561 9,536,774
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month at 1.00% Floor +
3.00%), 7.63%, 10/30/26 ......... 29,034 28,904,455
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 7.38%
,
 10/10/25 .... 5,610 5,525,251
Grab Holdings, Inc., Term Loan, (LIBOR
USD 1 Month at 1.00% Floor + 4.50%),
9.14%
,
 01/29/26 ................. 5,218 5,198,199
51,824,264
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.7%
(f)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month at 0.50%
Floor + 3.25%), 7.88%
,
 11/24/28 ...... USD 11,241 $ 11,189,247
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 8.13%
,
 02/12/27 ........... 22,381 17,625,348
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
at 0.50% Floor + 4.25%), 8.88%
,
 02/12/27
(b)
1,462 1,148,053
29,962,648
IT Services — 3.4%
(f)
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.88%
,
 01/31/28 9,350 7,956,787
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.88%
,
 01/20/29 8,540 7,267,540
Asurion LLC, Term Loan B11, (1 Month CME
Term SOFR + 4.25%), 8.91%
,
 08/19/28 .. 1,473 1,385,356
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.88%
,
 12/23/26 ..... 15,302 14,542,151
Epicor Software Corp., 2nd Lien Term Loan,
(LIBOR USD 1 Month at 1.00% Floor +
7.75%), 12.38%
,
 07/31/28 ........... 7,322 7,285,390
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 6.38%
,
 04/28/28 ........... 13,639 13,518,236
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month at 0.75% Floor +
4.00%), 8.73%
,
 10/01/27 ........... 19,421 18,697,582
Go Daddy Operating Co. LLC, Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.87%
,
 11/09/29 ................. 9,038 9,039,175
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.63%
,
 08/10/27 ................. 8,979 8,935,113
Maximus, Inc., Term Loan B, (1 Month CME
Term SOFR at 0.50% Floor + 0.00%), 0.00%
- 7.23%
,
 05/28/28
(b)
............... 3,795 3,776,014
Sedgwick Claims Management Services, Inc.,
Term Loan, 02/17/28
(h)
............. 27,047 26,708,757
Venga Finance SARL, Term Loan, (LIBOR
USD 3 Month at 0.75% Floor + 4.75%),
9.70%
,
 06/28/29 ................. 4,028 3,849,702
VS Buyer LLC, Term Loan, (LIBOR USD 2
Month + 3.00%), 7.70%
,
 02/28/27 ..... 20,521 20,233,699
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.88%
,
 03/31/28 .......... 5,193 5,175,318
148,370,820
Leisure Products — 0.3%
(f)
Fender Musical Instruments Corp., Term Loan,
(1 Month CME Term SOFR at 0.50% Floor +
4.00%), 8.66%
,
 12/01/28
(b)
.......... 4,737 4,215,780
Hayward Industries, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
2.50%), 7.13%
,
 05/30/28 ........... 3,740 3,638,505
Peloton Interactive, Inc., Term Loan, (6 Month
CME Term SOFR at 0.50% Floor + 7.00%),
11.76%
,
 05/25/27 ................ 3,465 3,472,385
SRAM LLC, Term Loan, (LIBOR USD 1 Month
at 0.50% Floor + 2.75%), 7.38%
,
 05/18/28
(b)
1,864 1,845,766
13,172,436

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 2.4%
(f)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month at 0.50% Floor + 2.25%),
6.88%
,
 11/08/27 ................. USD 11,815 $ 11,788,374
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month at 0.50% Floor +
2.00%), 6.63%
,
 02/22/28 ........... 12,457 12,410,380
Curia Global, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month at 0.75% Floor + 3.75%),
8.47% - 8.53%
,
 08/30/26 ........... 1,366 1,167,464
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month at 1.00% Floor
+ 4.50%), 9.13%
,
 02/04/27 .......... 13,457 12,363,864
ICON plc, Term Loan
(LIBOR USD 3 Month at 0.50% Floor +
2.25%), 7.00%, 07/03/28 ......... 21,336 21,301,558
Iqvia, Inc., Term Loan B2, (LIBOR USD 1
Month + 1.75%), 6.38%
,
 01/17/25 ..... 5,602 5,590,051
Iqvia, Inc., Term Loan B3, (LIBOR USD 3
Month + 1.75%), 6.48%
,
 06/11/25 ...... 8,323 8,306,367
Maravai Intermediate Holdings LLC, Term Loan
B, (3 Month CME Term SOFR at 0.50%
Floor + 3.00%), 7.63%
,
 10/19/27 ...... 11,554 11,506,736
Parexel International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
3.25%), 7.88%
,
 11/15/28 ............ 23,194 22,695,200
107,129,994
Machinery — 3.9%
(f)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 5.25%),
9.57%
,
 08/17/26 ................. 11,083 10,701,805
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 2.75%),
7.50%
,
 05/14/28 ................. 3,129 3,113,076
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.63%, 03/31/25 ............... 12,269 12,226,296
(LIBOR USD 1 Month at 0.50% Floor +
3.50%), 8.13%, 10/21/28 ......... 7,284 7,165,648
Fluidra SA, Term Loan, (1 Month CME
Term SOFR at 0.50% Floor + 2.00%),
6.72%
,
 01/29/29 ................. 2,361 2,338,270
Gardner Denver, Inc., Term Loan B2, (1
Month CME Term SOFR + 1.75%),
6.47%
,
 03/01/27 ................. 5,508 5,488,855
Gates Global LLC, Term Loan B3, (LIBOR
USD 1 Month at 0.75% Floor + 2.50%),
7.13%
,
 03/31/27 ................. 14,107 14,024,271
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
8.15%
,
 03/28/25 ................. 17,526 16,769,402
Indicor LLC,  Term Loan, (1 Month CME
Term SOFR at 0.50% Floor + 0.00%),
8.93%
,
 11/22/29 ................. 11,563 11,401,118
Ingersoll-Rand Services Co., Term Loan B1,
(1 Month CME Term SOFR + 1.75%),
6.47%
,
 03/01/27 ................. 15,934 15,879,486
Madison IAQ LLC, Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 3.25%),
7.99%
,
 06/21/28 ................. 17,624 16,760,466
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR at 0.50% Floor + 4.50%),
9.22%
,
 04/05/29 ................. 15,351 14,540,787
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, Facility Term Loan
B1, (LIBOR USD 6 Month at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... USD 22,650 $ 22,123,075
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.32%
,
 03/02/27 .... 18,066 17,831,554
Zurn LLC, 1st Lien Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 2.00%),
6.63%
,
 10/04/28 ................. 878 876,892
171,241,001
Media — 3.0%
AVSC Holding Corp., 1st Lien Term Loan B1,
(LIBOR USD 3 Month at 1.00% Floor +
3.25%), 8.06%
,
 03/03/25
(f)
........... 9,540 9,158,499
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(i)
................ 4,769 5,063,185
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 6.63%
,
 05/03/28
(f)
..... 827 817,231
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
6.37%
,
 04/30/25
(f)
................ 12,358 12,339,491
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
8.23% - 8.33%
,
 08/21/26
(f)
........... 23,621 22,341,758
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(f)
................ 7,364 6,907,802
Cogeco Communications Finance LP, Term
Loan B
(f)
(LIBOR USD 1 Month + 2.00%),
6.63%, 01/03/25 ............... 3,008 2,998,010
(LIBOR USD 1 Month at 0.50% Floor +
2.50%), 7.13%, 09/01/28 ......... 7,743 7,615,392
CSC Holdings LLC, Term Loan
(f)
(LIBOR USD 1 Month + 2.25%),
6.84%, 07/17/25 ............... 5,637 5,433,517
(1 Month CME Term SOFR + 2.50%),
7.09%, 04/15/27 ............... 10,097 9,074,761
DirecTV Financing  LLC, Term Loan, (LIBOR
USD 1 Month at 0.75% Floor + 5.00%),
9.63%
,
 08/02/27
(f)
................ 14,607 14,190,432
Eagle Broadband Investments LLC, Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
3.00%), 7.75%
,
 11/12/27
(f)
........... 6,314 6,231,076
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month at 1.00% Floor
+ 3.25%), 7.89%
,
 12/01/23
(f)
......... 7,597 5,194,494
Sinclair Television Group, Inc., Term Loan
B4, (1 Month CME Term SOFR + 3.75%),
8.47%
,
 04/21/29
(f)
................ 7,933 7,707,214
Voyage Digital Ltd., 1st Lien Term Loan, (3
Month CME Term SOFR at 0.50% Floor +
4.25%), 9.30%
,
 05/11/29
(b)(f)
.......... 8,453 8,325,737
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
7.09%
,
 04/30/28
(f)
................ 7,769 7,597,460
130,996,059
Metals & Mining — 0.7%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month at 1.00% Floor +
3.00%), 7.73%
,
 03/08/24
(f)
........... 37,162 31,118,382

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Multiline Retail — 0.6%
(f)
New SK Holdco Sub LLC, Term Loan, (1 Month
CME Term SOFR at 0.75% Floor + 8.25%),
12.91%
,
 06/30/27 ................ USD 23,781 $ 19,848,919
Sally Holdings LLC, Term Loan B, 02/28/30
(b)(h)
4,333 4,322,168
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month at 0.75% Floor +
3.75%), 8.34%
,
 12/21/27
(b)
.......... 1,745 1,670,761
25,841,848
Oil, Gas & Consumable Fuels — 0.9%
(f)
Freeport LNG investments LLLP, Term Loan
B, (LIBOR USD 3 Month at 0.50% Floor +
3.50%), 8.31%
,
 12/21/28 ........... 26,272 25,627,285
M6 ETX Holdings II Midco LLC, Term Loan, (3
Month CME Term SOFR at 0.50% Floor +
4.50%), 9.16%
,
 09/19/29 ........... 1,805 1,795,689
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month at 0.50% Floor + 1.75%),
6.33%
,
 01/31/28 ................. 2,468 2,473,174
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1 Month CME Term SOFR at
0.50% Floor + 3.25%), 7.93%
,
 10/05/28 . 7,950 7,897,221
37,793,369
Personal Products — 0.9%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month at 0.75%
Floor + 3.75%), 8.48%
,
 10/01/26
(f)
..... 41,003 39,830,111
Pharmaceuticals — 2.1%
(f)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 8.19% -
8.25%
,
 05/04/25 ................. 9,874 9,281,774
Amynta Agency Borrower, Inc., Term Loan B,
02/28/28
(h)
..................... 6,109 5,956,276
Bausch Health Cos., Inc., Term Loan, (1 Month
CME Term SOFR at 0.50% Floor + 5.25%),
9.91%
,
 02/01/27 ................. 10,476 8,242,430
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 08/01/27 17,944 17,559,880
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.50%),
8.13%
,
 05/05/28 ................. 18,191 18,155,685
Organon & Co., Term Loan, (LIBOR USD
3 Month at 0.50% Floor + 3.00%),
7.75%
,
 06/02/28 ................. 14,824 14,638,471
Perrigo Co. plc, Term Loan B, (1 Month CME
Term SOFR at 0.50% Floor + 2.25%),
7.22%
,
 04/20/29 ................. 3,176 3,176,004
Precision Medicine Group LLC, Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
3.00%), 7.73%
,
 11/18/27
(b)
.......... 16,676 16,050,926
93,061,446
Professional Services — 3.3%
(f)
AlixPartners LLP, Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 2.75%),
7.38%
,
 02/04/28 ................. 12,504 12,474,546
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.50%),
8.19%
,
 06/02/28 ................. 24,552 20,986,104
CoreLogic, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 6.50%),
11.19%
,
 06/04/29 ................ 13,633 10,116,777
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.87%
,
 02/06/26 ................. USD 31,697 $ 31,600,624
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.85%
,
 01/18/29 ................. 5,293 5,261,244
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3 Month CME Term SOFR at
0.50% Floor + 4.25%), 8.93%
,
 06/22/29 . 5,193 5,144,390
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month
CME Term SOFR at 0.50% Floor + 4.25%),
8.93%
,
 06/22/29 ................. 11,252 11,146,178
Galaxy US Opco, Inc., 1st Lien Term Loan, (1
Month CME Term SOFR at 0.50% Floor +
4.75%), 9.37%
,
 04/29/29 ........... 19,745 17,819,425
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.33%
,
 07/11/25 ................. 4,585 4,548,981
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 6.38%
,
 11/16/26 .... 10,936 10,851,499
Trans Union LLC, Term Loan B6, (LIBOR
USD 1 Month at 0.50% Floor + 2.25%),
6.88%
,
 12/01/28 ................. 15,305 15,203,962
145,153,730
Real Estate Management & Development — 0.5%
(f)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.38%
,
 08/21/25 ................. 9,193 9,135,800
Cushman & Wakefield US Borrower LLC, Term
Loan, (1 Month CME Term SOFR at 0.50%
Floor + 3.25%), 7.97%
,
 01/31/30
(b)
..... 11,596 11,523,494
20,659,294
Road & Rail — 1.1%
(f)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month at 0.75%
Floor + 4.75%), 9.33%
,
 04/06/28 ...... 4,153 3,999,416
Avis Budget Car Rental LLC, Term Loan B,
(1 Month CME Term SOFR + 1.75%),
6.39%
,
 08/06/27 ................. 7,677 7,546,278
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.73%
,
 12/30/26 6,048 6,028,214
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 10.13% -
10.45%
,
 08/04/25 ................ 7,011 6,362,615
Uber Technologies, Inc., Term Loan
(LIBOR USD 3 Month + 3.50%),
8.45%, 04/04/25 ............... 2,913 2,909,369
(LIBOR USD 3 Month + 3.50%),
8.45%, 02/25/27 ............... 21,427 21,466,903
Uber Technologies, Inc., Term Loan B,
02/28/30
(h)
..................... 2,234 2,233,062
50,545,857
Semiconductors & Semiconductor Equipment — 0.3%
(f)
MKS Instruments, Inc., Term Loan B, (1 Month
CME Term SOFR at 0.50% Floor + 2.75%),
7.41%
,
 08/17/29 ................. 11,173 11,077,285
Synaptics, Inc., Term Loan, (LIBOR USD
3 Month at 0.50% Floor + 2.25%),
7.40%
,
 12/02/28 ................. 3,752 3,718,687
14,795,972

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Software — 8.7%
(f)
Applied Systems, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR at 0.50% Floor +
4.50%), 9.08%
,
 09/18/26 ........... USD 9,061 $ 9,081,801
Applied Systems, Inc., 2nd Lien Term Loan, (3
Month CME Term SOFR at 0.75% Floor +
6.75%), 11.33%
,
 09/17/27 ........... 2,748 2,751,435
Barracuda Parent LLC, 1st Lien Term Loan, (3
Month CME Term SOFR at 0.50% Floor +
4.50%), 9.18%
,
 08/15/29 ........... 6,077 5,854,299
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.38%
,
 10/02/25 10,653 10,509,073
CCC Intelligent Solutions, Inc., Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
2.25%), 6.88%
,
 09/21/28 ........... 11,522 11,387,173
Central Parent, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR at 0.50% Floor +
4.50%), 9.08%
,
 07/06/29 ........... 13,703 13,650,243
Cloud Software Group, Inc. 1st Lien Term Loan
B, (3 Month CME Term SOFR at 0.50%
Floor + 4.50%), 9.18%
,
 03/30/29 ...... 40,644 37,642,114
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.75%),
8.38%
,
 10/08/28 ................. 5,647 5,380,973
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 6.00%),
10.63%
,
 10/08/29 ................ 9,488 8,450,297
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month at 0.50% Floor
+ 3.75%), 8.38%
,
 10/16/28 .......... 7,658 7,048,772
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month at 0.75% Floor + 7.25%),
11.65%
,
 12/01/28 ................ 2,679 2,317,335
E2open LLC, Term Loan, (LIBOR USD 1 Month
at 0.50% Floor + 3.50%), 8.08%
,
 02/04/28 1,414 1,404,359
Gen Digital, Inc., Term Loan B, (1 Month CME
Term SOFR at 0.50% Floor + 2.00%),
6.72%
,
 09/12/29 ................. 10,311 10,192,826
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month at 0.75% Floor
+ 4.00%), 8.63%
,
 12/01/27 .......... 19,215 19,022,393
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.44%
,
 10/27/28 ..... 16,847 16,796,852
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28 ................. 4,605 4,578,352
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
4.75%), 9.58%
,
 07/27/28 ........... 12,958 10,985,700
Magenta Buyer LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
8.25%), 13.08%
,
 07/27/29 ........... 14,466 11,261,684
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR at 0.50% Floor + 3.75%),
8.42%
,
 03/01/29 ................. 24,837 23,253,819
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.38%
,
 09/13/24 22,486 22,297,827
MH Sub I LLC, 2nd Lien Term Loan, (1
Month CME Term SOFR + 6.25%),
10.87%
,
 02/23/29 ................ 15,092 13,872,561
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.25%),
7.88%
,
 08/31/28 ................. 27,085 26,287,201
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 6.25%),
10.88%
,
 08/31/29 ................ USD 3,665 $ 3,518,400
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month at 0.50% Floor + 3.00%),
7.63%
,
 04/24/28 ................. 32,301 31,243,242
RealPage, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month at 0.75% Floor + 6.50%),
11.13%
,
 04/23/29 ................ 2,585 2,478,500
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.68%
,
 08/01/25 ................. 13,477 13,451,954
Sophia LP, 1st Lien Term Loan B, (LIBOR
USD 3 Month at 0.50% Floor + 3.50%),
8.23%
,
 10/07/27 ................. 15,169 14,918,942
Sophia LP, 2nd Lien Term Loan, (LIBOR
USD 3 Month at 1.00% Floor + 8.00%),
12.73%
,
 10/09/28 ................ 2,000 1,990,000
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.38%
,
 04/16/25 ................. 6,979 6,963,118
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.38%
,
 04/16/25 ................. 6,188 6,174,161
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month at 0.50% Floor +
3.25%), 8.03%, 05/04/26 ......... 6,482 6,346,270
(LIBOR USD 3 Month + 3.75%),
8.58%, 05/04/26 ............... 8,135 8,017,876
UKG, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 5.25%),
10.03%
,
 05/03/27 ................ 10,154 9,858,038
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month at 0.50% Floor +
3.50%), 8.40%
,
 07/20/28 ........... 1,681 1,654,725
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B1, (LIBOR GBP 1 Month + 4.75%),
8.71%
,
 07/23/25 ................. GBP 2,000 2,219,258
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 2.75%), 7.47%
,
 02/28/30 USD 1,181 1,182,476
384,044,049
Specialty Retail — 1.8%
(f)
CD&R Firefly Bidco Ltd., Facility Term Loan B1,
(LIBOR GBP 3 Month + 4.25%), 8.30% -
8.29%
,
 06/23/25 ................. GBP 2,000 2,323,617
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
8.73%, 02/07/25 ............... USD 11,206 10,449,792
(LIBOR USD 3 Month at 0.50% Floor +
4.25%), 8.98%, 03/31/26 ......... 8,637 8,054,376
Leslie's Poolmart, Inc., Term Loan, (LIBOR
USD 3 Month at 0.50% Floor + 2.50%),
7.23%
,
 03/09/28 ................. 3,072 3,054,475
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month at
0.75% Floor + 4.00%), 8.73%
,
 05/04/28 . 13,819 13,354,707
PetSmart LLC, Term Loan, (LIBOR USD
1 Month at 0.75% Floor + 3.75%),
8.47%
,
 02/11/28 ................. 17,574 17,511,921
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.72%
,
 08/04/28 11,470 11,373,704

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month at 0.50% Floor +
2.50%), 7.13%, 10/20/28 ......... USD 3,925 $ 3,764,178
(1 Month CME Term SOFR at 0.50% Floor +
3.25%), 7.97%, 10/20/28 ......... 7,227 6,982,736
RVR Dealership Holdings LLC, Term Loan, (3
Month CME Term SOFR at 0.75% Floor +
3.75%), 8.55%
,
 02/08/28 ........... 1,404 1,194,302
78,063,808
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
9.63%
,
 07/23/26
(f)
................ 4,454 3,427,822
Textiles, Apparel & Luxury Goods — 0.3%
(f)
Crocs, Inc., Term Loan, (6 Month CME
Term SOFR at 0.50% Floor + 3.50%),
7.73%
,
 02/20/29 ................. 10,347 10,312,866
Hanesbrands, Inc., Term Loan B, 03/08/30
(b)(h)
3,619 3,614,476
13,927,342
Trading Companies & Distributors — 1.3%
(f)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.88%
,
 05/19/28 ................. 6,976 6,959,609
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 7.20% - 7.42%
,
 07/27/28 17,766 17,660,536
SRS Distribution, Inc., Term Loan
(1 Month CME Term SOFR at 0.50% Floor +
3.25%), 7.97%, 06/02/28 ......... 7,423 7,157,408
(LIBOR USD 1 Month at 0.50% Floor +
3.50%), 8.13%, 06/02/28 ......... 13,839 13,374,478
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month at 1.00% Floor + 7.50%),
12.26%
,
 05/30/24 ................ 3,836 3,704,878
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month at 1.00% Floor + 3.50%),
8.26%
,
 08/28/24 ................. 12,216 6,840,879
55,697,788
Transportation Infrastructure — 0.2%
(f)
KKR Apple Bidco LLC, 1st Lien Term Loan, (1
Month CME Term SOFR at 0.50% Floor +
2.75%), 7.38%
,
 09/22/28 ........... 3,218 3,197,023
KKR Apple Bidco LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month at 0.50% Floor +
5.75%), 10.38%
,
 09/21/29 ........... 1,325 1,289,887
OLA Netherlands BV, Term Loan, (1 Month
CME Term SOFR at 0.75% Floor + 6.25%),
10.91%
,
 12/15/26 ................ 5,633 5,323,263
9,810,173
Wireless Telecommunication Services — 0.5%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.88%
,
 05/27/24 ................. 6,381 5,473,483
Gogo Intermediate Holdings LLC, Term Loan,
(LIBOR USD 3 Month at 0.75% Floor +
3.75%), 8.58%
,
 04/30/28 ........... 5,244 5,212,645
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.41%
,
 04/11/25 . 9,415 9,394,969
20,081,097
Total Floating Rate Loan Interests — 89.3%
(Cost: $4,056,079,526) ........................... 3,924,929,211
Security
Shares
Shares Value
Investment Companies
Energy Select Sector SPDR Fund ....... 48,675 $ 4,073,611
Industrial Select Sector SPDR Fund
(j)
..... 22,300 2,251,631
Invesco Senior Loan ETF
(j)
............ 2,285,500 47,881,225
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(k)
.................... 385,000 19,219,200
iShares iBoxx $ High Yield Corporate Bond
ETF
(j)(k)
........................ 1,025,000 76,393,250
Janus Henderson AAA CLO ETF ........ 25,000 1,247,250
Total Investment Companies — 3.4%
(Cost: $151,532,095) ............................. 151,066,167
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
.............. USD 15,011 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Comercial Services & Supplies — 0.0%
Verscend Intermediate Holding Corp.
(Preference)
(a)(b)(m)
................ 1,494 1,844,641
Total Preferred Securities — 0.0%
(Cost: $1,464,120) .............................. 1,844,641
Warrants
Diversified Consumer Services — 0.0%
Service King Midas Intermediate (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(a)
(b)
........................... 26,152 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(a)
.... 3,901 42,716
Total Warrants — 0.0%
(Cost: $—) .................................... 42,716
Total Long-Term Investments — 94.0%
(Cost: $4,271,249,221) ........................... 4,132,731,057

BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
February 28, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.2%
(k)(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.41% ................... 334,404,454 $ 334,404,454
SL Liquidity Series, LLC, Money Market Series,
4.75%
(o)
....................... 112,807,745 112,830,307
Total Short-Term Securities — 10.2%
(Cost: $447,199,228) ............................. 447,234,761
Total Investments — 104.2%
(Cost: $4,718,448,449 ) ........................... 4,579,965,818
Liabilities in Excess of Other Assets — (4.2)% ............ (184,751,113)
Net Assets — 100.0% ..............................
$ 4,395,214,705
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Fixed rate.
(j)
All or a portion of this security is on loan.
(k)
Affiliate of the Fund.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Perpetual security with no stated maturity date.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
Shares
Held at
02/28/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 322,336,103 $ 12,068,351
(a)
$ — $ — $ — $ 334,404,454 334,404,454 $ 5,299,050 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 126,796,575 — (13,939,863)
(a)
5,067 (31,472) 112,830,307 112,807,745 759,247
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. — 18,906,003 — — 313,197 19,219,200 385,000 158,957 2,926
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 30,184,651 146,242,141 (99,575,683) (5,352,181) 4,894,322 76,393,250 1,025,000 847,752 —
$ (5,347,114) $ 5,176,047 $ 542,847,211 $ 7,065,006 $ 2,926
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
February 28, 2023
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,961,487 EUR 6,502,000 Bank of America NA 03/15/23 $ 78,726
USD 4,176,166 GBP 3,415,000 Westpac Banking Corp. 03/15/23 67,458
$ 146,184
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
38.V2 ........... 5.00 % Quarterly 06/20/27 B+ USD 33,536 $ 1,243,559 $ (855,552) $ 2,099,111
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 Quarterly 12/20/27 B+ USD 72,095 1,764,587 323,294 1,441,293
$ 3,008,146 $ (532,258) $ 3,540,404
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 323,294 $ (855,552) $ 3,540,404 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 146,184 $ — $ — $ 146,184
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 3,540,404 — — — — 3,540,404
$ — $ 3,540,404 $ — $ 146,184 $ — $ — $ 3,686,588
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
February 28, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 253,887 $ — $ — $ 253,887
Swaps .............................. — 1,397,004 — — — — 1,397,004
$ — $ 1,397,004 $ — $ 253,887 $ — $ — $ 1,650,891
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... — — — (636,344) — — (636,344)
Swaps .............................. — 5,255,884 — — — — 5,255,884
$ — $ 5,255,884 $ — $ (636,344) $ — $ — $ 4,619,540
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 10,921,239
Credit default swaps
Average notional value — sell protection ................................................................................... $ 94,583,750
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Derivative Financial Instruments $ —
Forward foreign currency exchange contracts ................................................................................ $ 146,184
Swaps — centrally cleared ............................................................................................. 222,606
Total derivative assets and liabilities in the Statement of Assets and Liabilities ............................................................
$ 368,790
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
(222,606)
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 146,184
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 78,726 $ — $ — $ — $ 78,726
Westpac Banking Corp. ............................ 67,458 — — — 67,458
$ 146,184 $ — $ — $ — $ 146,184
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
February 28, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ — $ 221,993 $ — $ 221,993
Energy Equipment & Services .............................. — — 8,929 8,929
Industrial Conglomerates .................................. — 2,693 — 2,693
Professional Services .................................... — 2,345,085 — 2,345,085
Software ............................................. 3 — — 3
Corporate Bonds
Aerospace & Defense .................................... — 1,771,850 — 1,771,850
Capital Markets ........................................ — 1,419,268 — 1,419,268
Chemicals ............................................ — 3,123,445 — 3,123,445
Commercial Services & Supplies ............................. — 6,717,734 — 6,717,734
Diversified Consumer Services .............................. — 4,716,900 — 4,716,900
Electric Utilities ........................................ — — — —
Electrical Equipment ..................................... — 8,019,800 — 8,019,800
Health Care Equipment & Supplies ........................... — 6,109,346 — 6,109,346
Hotels, Restaurants & Leisure .............................. — 7,453,462 — 7,453,462
Insurance ............................................ — 3,104,392 — 3,104,392
Real Estate Management & Development ....................... — 3,378,143 — 3,378,143
Road & Rail ........................................... — 3,221,588 — 3,221,588
Specialty Retail ........................................ — 2,938,027 — 2,938,027
Wireless Telecommunication Services ......................... — 295,664 — 295,664
Floating Rate Loan Interests
Aerospace & Defense .................................... — 100,025,802 — 100,025,802
Airlines .............................................. — 102,363,392 — 102,363,392
Auto Components ...................................... — 29,525,057 — 29,525,057
Automobiles .......................................... — 12,208,904 — 12,208,904
Beverages ........................................... — 39,541,476 — 39,541,476
Building Products ....................................... — 45,468,295 — 45,468,295
Capital Markets ........................................ — 81,762,250 — 81,762,250
Chemicals ............................................ — 142,680,271 — 142,680,271
Commercial Services & Supplies ............................. — 140,460,886 — 140,460,886
Communications Equipment ................................ — 12,698,236 — 12,698,236
Construction & Engineering ................................ — 32,527,424 — 32,527,424
Construction Materials .................................... — 37,741,335 — 37,741,335
Containers & Packaging .................................. — 48,850,970 — 48,850,970
Distributors ........................................... — 7,941,016 — 7,941,016
Diversified Consumer Services .............................. — 84,058,452 — 84,058,452
Diversified Financial Services ............................... — 113,652,198 — 113,652,198
Diversified Telecommunication Services ........................ — 128,147,882 11,658,592 139,806,474
Electric Utilities ........................................ — 3,074,798 — 3,074,798
Electrical Equipment ..................................... — 11,462,500 1,502,350 12,964,850
Electronic Equipment, Instruments & Components ................. — 10,218,331 — 10,218,331
Energy Equipment & Services .............................. — 948,508 — 948,508
Entertainment ......................................... — 150,944,637 — 150,944,637
Equity Real Estate Investment Trusts (REITs) .................... — 13,603,791 — 13,603,791
Food & Staples Retailing .................................. — 16,638,753 — 16,638,753
Food Products ......................................... — 134,436,531 — 134,436,531
Health Care Equipment & Supplies ........................... — 61,588,856 — 61,588,856
Health Care Providers & Services ............................ — 100,832,785 — 100,832,785
Health Care Technology .................................. — 60,890,324 2,893,000 63,783,324
Hotels, Restaurants & Leisure .............................. — 242,558,945 — 242,558,945
Household Durables ..................................... — 59,287,861 1,796,083 61,083,944
Household Products ..................................... — 18,949,645 — 18,949,645
Independent Power and Renewable Electricity Producers ............ — 14,067,204 — 14,067,204
Industrial Conglomerates .................................. — 2,710,110 — 2,710,110

BlackRock Floating Rate Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
February 28, 2023
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 168,662,451 $ — $ 168,662,451
Interactive Media & Services ............................... — 51,824,264 — 51,824,264
Internet & Direct Marketing Retail ............................ — 28,814,595 1,148,053 29,962,648
IT Services ........................................... — 144,594,806 3,776,014 148,370,820
Leisure Products ....................................... — 7,110,890 6,061,546 13,172,436
Life Sciences Tools & Services .............................. — 107,129,994 — 107,129,994
Machinery ............................................ — 171,241,001 — 171,241,001
Media ............................................... — 122,670,322 8,325,737 130,996,059
Metals & Mining ........................................ — 31,118,382 — 31,118,382
Multiline Retail ......................................... — 19,848,919 5,992,929 25,841,848
Oil, Gas & Consumable Fuels ............................... — 37,793,369 — 37,793,369
Personal Products ...................................... — 39,830,111 — 39,830,111
Pharmaceuticals ....................................... — 77,010,520 16,050,926 93,061,446
Professional Services .................................... — 145,153,730 — 145,153,730
Real Estate Management & Development ....................... — 9,135,800 11,523,494 20,659,294
Road & Rail ........................................... — 50,545,857 — 50,545,857
Semiconductors & Semiconductor Equipment .................... — 14,795,972 — 14,795,972
Software ............................................. — 384,044,049 — 384,044,049
Specialty Retail ........................................ — 78,063,808 — 78,063,808
Technology Hardware, Storage & Peripherals .................... — 3,427,822 — 3,427,822
Textiles, Apparel & Luxury Goods ............................ — 10,312,866 3,614,476 13,927,342
Trading Companies & Distributors ............................ — 55,697,788 — 55,697,788
Transportation Infrastructure ............................... — 9,810,173 — 9,810,173
Wireless Telecommunication Services ......................... — 20,081,097 — 20,081,097
Investment Companies .................................... 151,066,167 — — 151,066,167
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — — 1,844,641 1,844,641
Warrants .............................................. 42,716 — — 42,716
Short-Term Securities
Money Market Funds ...................................... 334,404,454 — — 334,404,454
$ 485,513,340 $ 3,905,425,401 $ 76,196,770 $ 4,467,135,511
Investments valued at NAV
(a)
...................................... 112,830,307
$ —
$ 4,579,965,818
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,540,404 $ — $ 3,540,404
Foreign currency exchange contracts ............................ — 146,184 — 146,184
$ — $ 3,686,588 $ — $ 3,686,588
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Floating Rate Income Portfolio

Schedule of Investments
(unaudited) (continued)
February 28, 2023
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Floating
Rate
Loan
Interests
Preferred
Stocks Warrants Total
Investments
Assets
Opening balance, as of August 31, 2022 ........................................................ $ 5,910 $ 176,869,422 $ 1,756,271 $ — $ 178,631,603
Transfers into Level 3
(a)
................................................................... — 36,088,259 — — 36,088,259
Transfers out of Level 3
(b)
.................................................................. — (113,115,410) — — (113,115,410)
Accrued discounts/premiums ................................................................ — 146,136 — — 146,136
Net realized gain (loss) ................................................................... — (666,534) — 33 (666,501)
Net change in unrealized appreciation
(c)(d)
....................................................... 3,019 1,142,586 88,370 — 1,233,975
Purchases ............................................................................ — 20,035,904 — — 20,035,904
Sales ............................................................................... — (46,157,163) — (33) (46,157,196)
Closing balance, as of February 28, 2023 ........................................................
$ 8,929 $ 74,343,200 $ 1,844,641 $ — $ 76,196,770
Net change in unrealized appreciation on investments still held at February 28, 2023
(d)
..........................
$ 3,019 $ 692,466 $ 88,370 $ — $ 783,855
(a)
As of August 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of August 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

February 28, 2023

Financial Statements
BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 4,037,118,607
Investments, at value — affiliated
(c)
.......................................................................................... 542,847,211
Cash ............................................................................................................. 35,932,381
Cash pledged: –
Centrally cleared swaps ................................................................................................ 9,941,000
Foreign currency, at value
(d)
............................................................................................... 233,007
Receivables: –
Investments sold .................................................................................................... 33,199,395
Securities lending income — affiliated ...................................................................................... 41,472
Capital shares sold ................................................................................................... 6,199,203
Dividends — affiliated ................................................................................................. 1,241,544
Interest — unaffiliated ................................................................................................. 19,803,888
Variation margin on centrally cleared swaps .................................................................................. 222,606
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 146,184
Prepaid expenses ..................................................................................................... 245,008
Total assets .........................................................................................................
4,687,171,506
LIABILITIES
Collateral on securities loaned ............................................................................................. 113,001,492
Payables: –
Investments purchased ................................................................................................ 142,235,332
Administration fees ................................................................................................... 194,927
Capital shares redeemed ............................................................................................... 29,007,994
Income dividend distributions ............................................................................................ 4,287,505
Investment advisory fees .............................................................................................. 1,629,035
Trustees' and Officer's fees ............................................................................................. 43,505
Other affiliate fees ................................................................................................... 13,784
Professional fees .................................................................................................... 58,422
Service and distribution fees ............................................................................................. 104,011
Other accrued expenses ............................................................................................... 1,380,794
Total liabilities ........................................................................................................
291,956,801
NET ASSETS ........................................................................................................
$ 4,395,214,705
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,883,672,133
Accumulated loss ..................................................................................................... (488,457,428)
NET ASSETS ........................................................................................................
$ 4,395,214,705
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 4,176,382,180
(b)
  Securities loaned, at value .............................................................................................. $ 110,175,371
(c)
  Investments, at cost — affiliated .......................................................................................... $ 542,066,269
(d)
  Foreign currency, at cost ............................................................................................... $ 236,099
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
February 28, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 2,825,847,650
Shares outstanding ...................................................................................................
295,762,050
Net asset value ......................................................................................................
$ 9.55
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 360,238,897
Shares outstanding ...................................................................................................
37,715,975
Net asset value ......................................................................................................
$ 9.55
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 37,760,370
Shares outstanding ...................................................................................................
3,953,020
Net asset value ......................................................................................................
$ 9.55
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 1,171,367,788
Shares outstanding ...................................................................................................
122,667,248
Net asset value ......................................................................................................
$ 9.55
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended February 28, 2023

Financial Statements
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,152,846
Dividends — affiliated ................................................................................................. 6,305,759
Interest — unaffiliated ................................................................................................. 165,693,070
Securities lending income — affiliated — net ................................................................................. 759,247
Total investment income .................................................................................................
174,910,922
EXPENSES
Investment advisory .................................................................................................. 11,165,807
Transfer agent — class specific .......................................................................................... 1,430,274
Administration ..................................................................................................... 836,724
Service and distribution — class specific .................................................................................... 648,679
Administration — class specific .......................................................................................... 457,689
Accounting services .................................................................................................. 314,843
Registration ....................................................................................................... 168,586
Professional ....................................................................................................... 82,999
Trustees and Officer .................................................................................................. 35,035
Custodian ......................................................................................................... 24,295
Printing and postage ................................................................................................. 20,411
Miscellaneous ...................................................................................................... 462,380
Total expenses .......................................................................................................
15,647,722
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (8,305)
Fees waived and/or reimbursed by the Manager ............................................................................... (215,709)
Total expenses after fees waived and/or reimbursed ..............................................................................
15,423,708
Net investment income ..................................................................................................
159,487,214
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,553,186
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (46,366,238)
Investments — affiliated ............................................................................................. (5,347,114)
Capital gain distributions from underlying funds — affiliated ...................................................................... 2,926
Forward foreign currency exchange contracts ............................................................................... 253,887
Foreign currency transactions ......................................................................................... 13,758
Swaps ......................................................................................................... 1,397,004
A
(50,045,777)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 46,790,713
Investments — affiliated ............................................................................................. 5,176,047
Forward foreign currency exchange contracts ............................................................................... (636,344)
Foreign currency translations .......................................................................................... (206)
Swaps ......................................................................................................... 5,255,884
Unfunded floating rate loan interests ..................................................................................... 12,869
A
56,598,963
Net realized and unrealized gain ...........................................................................................
6,553,186
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 166,040,400

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Six Months Ended
02/28/23 (unaudited)
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 159,487,214  $ 207,831,417
Net realized loss .................................................................................. (50,045,777) (79,593,636)
Net change in unrealized appreciation (depreciation) .......................................................... 56,598,963  (191,743,994)
Net increase (decrease) in net assets resulting from operations ..................................................... 166,040,400  (63,506,213)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (100,105,988) (119,346,809)
Investor A ..................................................................................... (12,648,312) (14,314,094)
Investor C ..................................................................................... (1,158,522) (1,087,490)
Class K ....................................................................................... (48,571,653) (72,467,539)
Decrease in net assets resulting from distributions to shareholders ................................................... (162,484,475) (207,215,932)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (750,638,160) 1,344,173,228
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (747,082,235) 1,073,451,083
Beginning of period .................................................................................. 5,142,296,940  4,068,845,857
End of period ......................................................................................
$ 4,395,214,705  $ 5,142,296,940
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Institutional
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ...............
$ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.20
Net investment income
(a)
.......................
0.33  0.38  0.36  0.43  0.51  0.45
Net realized and unrealized gain (loss) ..............
0.02  (0.41) 0.32  (0.35) (0.20) (0.05)
Net increase (decrease) from investment operations ...... 0.35  (0.03) 0.68  0.08  0.31  0.40
Distributions from net investment income
(b)
.......... (0.33) (0.37) (0.36) (0.42) (0.51) (0.45)
Net asset value, end of period .................... $ 9.55  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(c)
— — — — — —
Based on net asset value ........................ 3.81%
(d)
(0.27)% 7.14% 0.87% 3.13% 3.96%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.68%
(f)
0.67% 0.70% 0.68% 0.67%
(g)
0.66%
(g)
Total expenses after fees waived and/or reimbursed ......
0.67%
(f)
0.66% 0.69% 0.67% 0.66% 0.66%
Net investment income .........................
6.98%
(f)
3.89% 3.64% 4.49% 5.08% 4.39%
Supplemental Data
Net assets, end of period (000) .................... $ 2,825,848  $ 3,099,810  $ 2,282,592  $ 1,434,116  $ 2,204,716  $ 2,958,918
Portfolio turnover rate ........................... 16% 41% 47% 80% 52% 60%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Floating Rate Income Portfolio
Investor A
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period .................
$ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.20
Net investment income
(a)
.........................
0.32  0.35  0.34  0.41  0.48  0.42
Net realized and unrealized gain (loss) ................
0.03  (0.41) 0.31  (0.36) (0.20) (0.05)
Net increase (decrease) from investment operations ........ 0.35  (0.06) 0.65  0.05  0.28  0.37
Distributions from net investment income
(b)
............ (0.32) (0.35) (0.33) (0.39) (0.48) (0.42)
Net asset value, end of period ...................... $ 9.55  $ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(c)
— — — — — —
Based on net asset value .......................... 3.80%
(d)
(0.61)% 6.89% 0.60% 2.84% 3.65%
Ratios to Average Net Assets
(e)
Total expenses
(f)
................................
0.91%
(g)
0.91% 0.94% 0.95% 0.95% 0.97%
Total expenses after fees waived and/or reimbursed ........
0.90%
(g)
0.90% 0.94% 0.94% 0.95% 0.96%
Net investment income ...........................
6.75%
(g)
3.62% 3.43% 4.20% 4.79% 4.08%
Supplemental Data
Net assets, end of period (000) ...................... $ 360,239  $ 386,590  $ 319,889  $ 292,670  $ 370,351  $ 546,843
Portfolio turnover rate ............................. 16% 41% 47% 80% 52% 60%
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   0.95% N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Investor C
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ...............
$ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.19
Net investment income
(a)
.......................
0.28  0.28  0.26  0.33  0.41  0.34
Net realized and unrealized gain (loss) ..............
0.03  (0.40) 0.32  (0.35) (0.21) (0.04)
Net increase (decrease) from investment operations ...... 0.31  (0.12) 0.58  (0.02) 0.20  0.30
Distributions from net investment income
(b)
.......... (0.29) (0.28) (0.26) (0.32) (0.40) (0.34)
Net asset value, end of period .................... $ 9.55  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(c)
— — — — — —
Based on net asset value ........................ 3.29%
(d)
(1.26)% 6.06% (0.16)% 2.09% 3.01%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.69%
(f)
1.67% 1.72% 1.72% 1.69%
(g)
1.69%
Total expenses after fees waived and/or reimbursed ......
1.68%
(f)
1.66% 1.71% 1.71% 1.69% 1.68%
Net investment income .........................
6.00%
(f)
2.86% 2.67% 3.47% 4.06% 3.36%
Supplemental Data
Net assets, end of period (000) .................... $ 37,760  $ 38,141  $ 36,581  $ 45,261  $ 84,631  $ 119,171
Portfolio turnover rate ........................... 16% 41% 47% 80% 52% 60%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Floating Rate Income Portfolio
Class K
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period .................
$ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15  $ 10.19
Net investment income
(a)
.........................
0.33  0.39  0.36  0.43  0.51  0.45
Net realized and unrealized gain (loss) ................
0.04  (0.41) 0.32  (0.35) (0.20) (0.04)
Net increase (decrease) from investment operations ........ 0.37  (0.02) 0.68  0.08  0.31  0.41
Distributions from net investment income
(b)
............ (0.34) (0.38) (0.37) (0.42) (0.51) (0.45)
Net asset value, end of period ...................... $ 9.55  $ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15
Total Return
(c)
— — — — — —
Based on net asset value .......................... 3.96%
(d)
(0.18)% 7.12% 0.92% 3.19% 4.09%
Ratios to Average Net Assets
(e)
Total expenses
(f)
................................
0.60%
(g)
0.57% 0.61% 0.63% 0.61% 0.63%
Total expenses after fees waived and/or reimbursed ........
0.59%
(g)
0.57% 0.61% 0.62% 0.61% 0.63%
Net investment income ...........................
7.04%
(g)
3.96% 3.68% 4.46% 5.12% 4.44%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,171,368  $ 1,617,756  $ 1,429,784  $ 569,739  $ 424,275  $ 441,021
Portfolio turnover rate ............................. 16% 41% 47% 80% 52% 60%
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   0.61% 0.62%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of February 28, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 1,047,500 $ (1,047,500) $ — $ —
BofA Securities, Inc. ............................... 21,018,342 (21,018,342) — —
Citigroup Global Markets, Inc. ........................ 17,185,285 (17,185,285) — —
Goldman Sachs & Co. LLC .......................... 30,864,281 (30,864,281) — —
J.P. Morgan Securities LLC .......................... 32,689,752 (32,689,752) — —
Morgan Stanley .................................. 12,570 (12,570) — —
Toronto-Dominion Bank ............................ 7,131,380 (7,131,380) — —
UBS Securities LLC ............................... 226,261 (226,261) — —
$ 110,175,371 $ (110,175,371) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended February 28, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended February 28, 2023, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended February 28, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended February 28, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended February 28, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 459,418
Investor C ........................................................................................................ 189,261
$ 648,679
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 281,713 $ 36,753 $ 3,785 $ 135,438 $ 457,689
Institutional ............................................................................................................. $ 2,219
Institutional Investor A Investor C Class K Total
Amount ............................................................ $ 5,828 $ 4,142 $ 1,531 $ 2,247 $ 13,748
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 1,251,366 $ 132,000 $ 18,067 $ 28,841 $ 1,430,274

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Other Fees: For the six months  ended  February 28, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's
Investor A Shares for a total of $7,849 .
For the six months ended February 28, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
February 28, 2023, the amount waived was $110,476.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended February 28, 2023, the Manager waived $105,233 in investment advisory fees and pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, in the Statement of
Operations. For the six months ended February 28, 2023, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended February 28, 2023, the Fund paid BIM $175,545 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Investor A $ 19,241
Investor C 3,357
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.70% 1.05% 1.80% 0.65%
Share Class
Administration Fees
Waived by the Manager-
Class Specific
Institutional ....................................................................................................... $ 8,305

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended February 28, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended February 28, 2023, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were $678,739,385 and
$1,370,734,843, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of August 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $296,027,851.
As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.50 billion commitment amount,
$750 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple Secured Overnight Financing Rate (“SOFR”)
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2023 unless extended or renewed.
Prior to April 30, 2022, the aggregate commitment amount was $2.25 billion and the fee was 0.10% per annum. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 28, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 4,724,142,873 $ 11,328,370 $ (151,818,837) $ (140,490,467)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.
Six Months Ended
02/28/23
Year Ended
08/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold .............................................
97,599,939 $ 922,367,497 298,525,848 $ 2,928,141,455
Shares issued in reinvestment of distributions ........................
9,181,073 86,605,014 10,660,259 103,075,784
Shares redeemed .........................................
(136,389,437) (1,285,215,217) (213,745,089) (2,055,715,136)
(29,608,425) $ (276,242,706) 95,441,018 $ 975,502,103
Investor A
Shares sold and automatic conversion of shares ......................
4,237,389 $ 40,035,796 27,787,705 $ 273,192,870
Shares issued in reinvestment of distributions ........................
1,147,440 10,823,186 1,277,829 12,367,745
Shares redeemed .........................................
(8,258,583) (78,051,861) (20,705,966) (199,060,166)
(2,873,754) $ (27,192,879) 8,359,568 $ 86,500,449
Investor C
Shares sold .............................................
574,090 $ 5,408,114 1,842,303 $ 18,038,451
Shares issued in reinvestment of distributions ........................
113,810 1,074,077 103,903 1,004,516
Shares redeemed and automatic conversion of shares ..................
(739,102) (6,993,424) (1,627,562) (15,774,130)
(51,202) $ (511,233) 318,644 $ 3,268,837
Class K
Shares sold .............................................
21,192,548 $ 200,012,260 134,083,686 $ 1,318,188,522
Shares issued in reinvestment of distributions ........................
4,825,889 45,469,163 7,412,008 71,709,364
Shares redeemed .........................................
(73,249,671) (692,172,765) (115,692,672) (1,110,996,047)
(47,231,234) $ (446,691,342) 25,803,022 $ 278,901,839
(79,764,615) $ (750,638,160) 129,922,252 $ 1,344,173,228

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Floating Rate Income Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30,
2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
FRI-2/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: April 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: April 18, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: April 18, 2023